Going Concern (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Net Loss	$ (3,172,640)	$ (5,087,130)	$ (8,322,900)	$ (7,725,223)	$ (9,730,454)	$ (6,727,457)
Net Cash Used In Operating Activities			(5,115,746)	(1,069,183)	(3,167,357)	(1,627,965)
Total Stockholders' Equity	9,704,104		9,704,104		6,406,731	(4,162,212)	(1,288,913)
Deficit accumulated during the development stage	(26,069,824)		(26,069,824)		(17,746,924)	(8,016,470)
Working Capital Deficit	$ 7,143,740		$ 7,143,740